Consolidated Statements of Changes in Shareholder's Equity (Parenthetical) - $ / shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Series B Preferred Stock [Member]
Preferred shares, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01